13F-HR
				6/30/02

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 June 30,2002

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut            July 19, 2002

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	$153480,000

List of Other Included Managers:		None


Name of Issuer         Class           Cusip    Value (x1000)                  Shares
AC Moore Arts & Crafts Common          00086t103              3457              73000
Accredo Health         Common          00437V104               692              15000
Action Performance     Common          4933107                1659              52500
AdvancePCS             Common          00790K109               485              20266
American Axle & Mfg    Common          24061103               1784              60000
American Woodmark      Common          30506109               2245              40000
Americredit            Common          03060R101               842              30000
Amgen                  Common          31162100                413               9852
Anthem                 Common          03674b104              1012              15000
Apollo                 Common          37604105               3154              80000
Autozone               Common          53332102               3479              45000
Beazer Homes           Common          07556q105              2160              27000
Bio-Rad                Common          90572207               1365              30000
Blockbuster            Common          93679108               2798             104000
C I S C O              Common          17275R102               426              30541
Career Education       Common          141665109              3623              80500
Cephalon               Common          156708109               326               7217
Chico's Fas            Common          168615102              2724              75000
Christopher & Banks    Common          171046105              3997              94500
Citigroup              Common          172967101               426              10996
Coach                  Common          189754104              3184              58000
Commerce Bancorp       Common          200519106               689              15595
Corinthian             Common          218868107              2033              60000
Cubic                  Common          229669106              3745             158000
D R Horton             Common          23331A109              4112             157955
D&K Healthcare ResourceCommon          232861104              2468              70000
DRS Technologies       Common          23330x100               641              15000
Dell Computer          Common          247025109               545              20849
Dollar Tree            Common          256747106               985              25000
Doral Financial        Common          25811p100              1002              30000
Electronic Arts        Common          285512109               621               9409
Emcor                  Common          29084q100              2407              41000
Exxon Mobil            Common          30231G102               592              14465
FTI Consulting         Common          302941109              3501             100000
General Electric       Common          369604103               390              13409
Group 1 Automotive     Common          398905109              4826             126500
Gtech Holdings         Common          400518106              4227             165500
Harrah's Entertainment Common          413619107               665              15000
Hovnanian              Common          442487203              4503             125500
IDEC Pharmaceuticals   Common          449370105               264               7437
ITT Educational        Common          45068B109               654              30000
Intel                  Common          458140100               329              18001
KB Home                Common          48666k109              2988              58000
L3 Communications      Common          502424104               864              16000
Lennar                 Common          526057104               734              12000
Lithia Motors          Common          536797103              1777              66000
Logitech               Common          541419107              2353              50000
M & T Bank             Common          55261f104               695               8103
M/I Schottenstein HomesCommon          55305b101              4371             116000
MDC                    Common          552676108              1040              20000
Meritage               Common          59001a102              6619             145000
Michaels               Common          594087108              1755              45000
Microsoft              Common          594918104               508               9288
Mohawk                 Common          608190104              2923              47500
Movie Gallery          Common          624581104              2038              96500
NVR                    Common          62944T105              2810               8700
Nautilus               Common          63910B102              2280              74500
Ninety Nine Cents Only Common          65440K106              1026              40000
Oracle                 Common          68389X105               345              36424
Orthofix International Common          N6748L102              1055              30000
Penn National Gaming   Common          707569109              3122             172000
Pier 1 Imports         Common          720279108               840              40000
Prepaid Legal          Common          740065107              1194              60000
Quest Diagnostics      Common          74834L100              1423              16533
Rent-A-Center          Common          76009n100               580              10000
Ryland                 Common          783764103              5423             109000
Silgan                 Common          827048109              1982              49000
Sonic Automotive       Common          83545G102              1506              58500
Stericycle             Common          858912108              1062              30000
SunGard Data           Common          867363103               542              20462
Toll Brothers          Common          889478103              4117             140500
Tuesday Morning        Common          899035505              2227             120000
United Auto            Common          909440109              2947             141000
University of Phoenix  Common          37604204               3155             106500
Urban Outfitters       Common          917047102              2083              60000
Varian Medical         Common          92220p105               761              18761
WCI Communities        Common          92923C104              1448              50000
Wal-Mart               Common          931142103               545               9901
Williams Sonoma        Common          969904101              2897              94500
